Commitments and Contingencies - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Future minimum lease payments		$ 26,141
Impairment charges		3,573
Rent expense		6,500	$ 1,900	$ 1,200
Prepaid expenses and other current assets
Property, Plant and Equipment [Line Items]
Impairment charges		$ 3,400
New headquarters in San Francisco
Property, Plant and Equipment [Line Items]
Future minimum lease payments	$ 25,600
Tenant improvement allowance	$ 2,500
Additional office space in San Francisco
Property, Plant and Equipment [Line Items]
Future minimum lease payments			$ 8,800